UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/28/13

            The following N-Q relates only to Dreyfus/Standish Global Fixed Income Fund and does not affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 28, 2013 (Unaudited) †

		Coupon	Maturity	Principal
Bonds And Notes--95.0%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--1.5%
FMG Resources (August 2006),
Gtd. Notes,		6.38	2/1/16	685,000	b,c	708,119
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G,	AUD	6.00	8/14/13	1,660,000		1,747,426
Queensland Treasury,
Gov't Gtd. Notes, Ser. 15,	AUD	6.00	10/14/15	1,825,000		2,031,504
Queensland Treasury,
Gov't Gtd. Notes, Ser. 21,	AUD	6.00	6/14/21	1,680,000		1,990,601
SMART Trust,
Ser. 2011-1USA, Cl. A3B,		1.05	10/14/14	662,558	c,d	664,236
						7,141,886
Austria--.7%
Austrian Government,
Sr. Unscd. Notes,	EUR	3.15	6/20/44	1,865,000	c	2,660,570
Austrian Government,
Sr. Unscd. Bonds,	EUR	3.90	7/15/20	450,000	c	682,745
						3,343,315
Belgium--.8%
Anheuser-Busch InBev,
Gtd. Notes,	GBP	9.75	7/30/24	130,000		316,930
Belgium Government,
Sr. Unscd. Notes, Ser. 65,	EUR	4.25	9/28/22	2,190,000		3,332,302
						3,649,232
Brazil--.3%
Brazil Notas do Tesouro Nacional,
Bonds, Ser. B,	BRL	6.00	8/15/14	900,000	e	1,062,651
Tonon Bioenergia,
Sr. Unscd. Notes,		9.25	1/24/20	320,000	c	328,000
						1,390,651
Canada--4.7%
Bombardier,
Sr. Unscd. Notes,	EUR	6.13	5/15/21	595,000	c	826,580
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2,	CAD	2.03	8/17/15	646,089	c	638,718
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3,	CAD	2.38	4/17/17	2,345,000	c	2,347,862
Canadian Capital Auto Receivables Asset Trust,
Ser. 2011-1A, Cl. A2,	CAD	2.63	8/17/14	1,265,967	c	1,249,916
Canadian Government,

Bonds, Ser. VW17,	CAD	8.00	6/1/27	2,125,000		3,589,165
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2,	CAD	2.11	12/20/16	1,880,000	c	1,859,643
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2,	CAD	2.34	7/17/17	2,151,423	c	2,137,360
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2,	CAD	1.96	7/15/15	937,632	c	926,141
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2,	CAD	2.02	3/15/16	1,750,000		1,732,532
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2,	CAD	2.43	11/15/14	581,408	c	574,053
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3,	CAD	2.71	9/15/15	475,000	c	473,270
MEG Energy,
Gtd. Notes,		6.38	1/30/23	860,000	c	898,700
Province of British Columbia,
Sr. Unscd. Bonds,	CAD	2.70	12/18/22	1,100,000		1,091,576
Province of Ontario Canada,
Bonds,	CAD	4.40	3/8/16	1,200,000		1,283,363
Rogers Communications,
Gtd. Notes,	CAD	6.56	3/22/41	940,000		1,181,040
Videotron,
Gtd. Notes,		5.00	7/15/22	865,000		882,300
						21,692,219
Chile--1.6%
Banco Santander Chile,
Sr. Unscd. Notes,		3.88	9/20/22	640,000	c	647,459
Cencosud,
Gtd. Notes,		4.88	1/20/23	700,000	c	712,980
Chilean Government,
Sr. Unscd. Notes,	CLP	5.50	8/5/20	1,485,000,000		3,413,295
CODELCO,
Sr. Unscd. Notes,		3.88	11/3/21	780,000	c	821,992
Empresa Nacional de Petroleo,
Sr. Unscd. Notes,		4.75	12/6/21	800,000	c	829,266
Telefonica Chile,
Sr. Unscd. Notes,		3.88	10/12/22	820,000	c	809,093
						7,234,085
China--.5%
Baidu,
Sr. Unscd. Notes,		3.50	11/28/22	750,000		762,383
Country Garden Holdings,
Gtd. Notes,		7.50	1/10/23	500,000	c	513,150
Kaisa Group Holdings,
Sr. Unscd. Notes,		8.88	3/19/18	1,120,000	b,c	1,139,600
						2,415,133

Colombia--.3%
Banco de Bogota,
Sub. Notes,		5.38	2/19/23	550,000	b,c	569,250
Bancolombia,
Sub. Notes,		5.13	9/11/22	695,000	b	701,950
						1,271,200
Denmark--1.8%
Denmark Government,
Bonds,	DKK	0.10	11/15/23	44,355,000	f	8,122,474
France--2.1%
AXA,
Jr. Sub. Notes,	EUR	5.78	7/29/49	1,500,000	d	1,910,008
AXA,
Jr. Sub. Notes,	EUR	6.21	10/29/49	310,000	d	393,898
BNP Paribas,
Sr. Unscd. Notes,		3.25	3/3/23	2,110,000		2,055,022
Electricite de France,
Sub. Notes,	EUR	5.38	1/28/49	500,000	b,d	648,603
Societe Generale,
Bank Gtd. Notes,		2.75	10/12/17	3,760,000	b	3,855,132
Veolia Environnement,
Jr. Sub. Notes,	EUR	4.45	1/15/49	600,000	b,d	740,946
						9,603,609
Germany--1.4%
Allianz,
Sub. Notes,	EUR	5.63	10/17/42	1,400,000	d	1,971,771
Conti-Gummi Finance,
Sr. Scd. Bonds,	EUR	7.13	10/15/18	850,000	c	1,155,214
German Government,
Bonds, Ser. 155,	EUR	2.50	10/10/14	395,000		525,529
German Government,
Bonds,	EUR	3.25	7/4/42	135,000		213,178
Globaldrive,
Ser. 2011-AA, Cl. A,	EUR	0.87	4/20/19	623,747	c,d	804,782
KFW,
Gov't Gtd. Bonds,		3.50	3/10/14	125,000		128,792
Techem,
Sr. Scd. Notes,	EUR	6.13	10/1/19	500,000	c	688,997
Unitymedia Hessen,
Sr. Scd. Notes,	EUR	7.50	3/15/19	555,000	c	776,347
						6,264,610
Iceland--.7%
Iceland Government,
Unscd. Notes,		4.88	6/16/16	2,760,000	b	2,947,225
Iceland Government,
Unscd. Notes,		5.88	5/11/22	290,000		333,302

						3,280,527
Ireland--3.1%
Ardagh Packaging Finance,
Sr. Scd. Notes,		4.88	11/15/22	200,000	c	198,000
Ardagh Packaging Finance,
Sr. Scd. Notes,	EUR	7.38	10/15/17	355,000		493,738
Bank of Ireland,
Gov't Gtd. Notes,	EUR	4.00	1/28/15	3,060,000		4,059,760
Irish Government,
Bonds,	EUR	3.90	3/20/23	3,600,000		4,518,343
Irish Government,
Unscd. Bonds,	EUR	5.50	10/18/17	2,725,000		3,890,733
Smurfit Kappa Acquisitions,
Sr. Scd. Notes,	EUR	5.13	9/15/18	360,000	c	485,999
Smurfit Kappa Acquistions,
Sr. Scd. Notes,	EUR	7.75	11/15/19	555,000	b,c	780,793
						14,427,366
Italy--6.6%
Enel Finance International,
Gtd. Notes,		5.13	10/7/19	155,000	c	164,675
Enel,
Sr. Unscd. Bonds,	EUR	4.88	2/20/18	915,000	b	1,246,226
Intesa Sanpaolo,
Unscd. Notes,		3.88	1/16/18	2,335,000		2,260,261
Intesa Sanpaolo,
Sr. Unscd. Notes,	EUR	5.00	2/28/17	900,000	b	1,200,505
Italian Government,
Bonds,	EUR	4.75	6/1/17	12,235,000		16,503,260
Italian Government,
Bonds,	EUR	5.00	9/1/40	195,000		243,745
Italian Government,
Bonds,	EUR	5.50	9/1/22	1,600,000		2,182,290
Italian Government,
Bonds,	EUR	6.50	11/1/27	2,775,000		4,081,184
Telecom Italia Capital,
Gtd. Notes,		5.25	10/1/15	200,000		211,254
Telecom Italia Capital,
Gtd. Notes,		7.18	6/18/19	515,000		588,291
Telecom Italia,
Sr. Unscd. Notes,	GBP	7.38	12/15/17	1,100,000		1,868,828
						30,550,519
Japan--8.5%
Development Bank of Japan,
Gov't Gtd. Notes,	JPY	1.05	6/20/23	38,000,000		423,794
Development Bank of Japan,
Gov't. Gtd. Bonds,	JPY	1.70	9/20/22	263,000,000		3,098,379

Japanese Government,
Sr. Unscd. Bonds, Ser. 310,	JPY	1.00	9/20/20	552,850,000		6,171,805
Japanese Government,
Sr. Unscd. Bonds, Ser. 288,	JPY	1.70	9/20/17	539,500,000		6,134,889
Japanese Government,
Sr. Unscd. Bonds, Ser. 11,	JPY	1.70	6/20/33	580,150,000		6,450,854
Japanese Government,
Sr. Unscd. Bonds, Ser. 106,	JPY	2.20	9/20/28	634,700,000		7,838,955
Japanese Government,
Sr. Unscd. Bonds, Ser. 58,	JPY	1.90	9/20/22	431,000,000		5,175,828
Japanese Government,
Sr. Unscd. Bonds, Ser. 79,	JPY	2.00	6/20/25	120,850,000		1,472,055
Japanese Government,
Sr. Unscd. Bonds, Ser. 8,	JPY	1.00	6/10/16	223,000,000	g	2,572,442
						39,339,001
Kazakhstan--.5%
Development Bank of Kazakhstan,
Sr. Unscd. Notes,		4.13	12/10/22	860,000	c	836,350
Kazakhstan Temir Zholy Finance,
Gtd. Notes,		6.95	7/10/42	1,200,000	c	1,407,000
						2,243,350
Mexico--.9%
Comision Federal de Electricidad,
Sr. Unscd. Notes,		5.75	2/14/42	910,000	c	1,001,000
Mexican Government,
Bonds, Ser. M 30,	MXN	8.50	11/18/38	21,770,000		2,387,379
Mexichem,
Sr. Unscd. Notes,		4.88	9/19/22	545,000	c	579,062
Southern Copper,
Sr. Unscd. Notes,		3.50	11/8/22	295,000		295,063
						4,262,504
Netherlands--3.5%
ABN AMRO Bank,
Sr. Unscd. Notes,		4.25	2/2/17	1,600,000	c	1,746,736
BMW Finance,
Gtd. Notes,	EUR	3.88	1/18/17	140,000		199,016
ELM,
Jr. Sub. Notes,	EUR	5.25	5/11/49	1,500,000	d	1,940,773
Heineken,
Sr. Unscd. Notes,		0.80	10/1/15	1,250,000	c	1,250,894
Iberdrola International,
Gtd. Notes,	EUR	4.50	9/21/17	400,000		557,376
Iberdrola International,
Gtd. Notes,	EUR	5.75	2/27/49	800,000	b,d	1,008,308
Indo Energy Finance II,
Gtd. Notes,		6.38	1/24/23	200,000	c	206,500

ING Bank,
Covered Notes,	EUR	3.63	8/31/21	475,000		698,885
Rabobank Nederland,
Sr. Unscd. Notes,		1.70	3/19/18	2,315,000		2,307,330
Rabobank Nederland,
Sub. Notes,	EUR	3.75	11/9/20	725,000		972,351
Rabobank Nederland,
Sr. Unscd. Notes,	EUR	3.88	4/20/16	1,125,000		1,565,407
Repsol International Finance,
Gtd. Notes,	EUR	4.38	2/20/18	700,000		970,786
Repsol International Finance,
Gtd. Notes,	EUR	4.88	2/19/19	700,000	b	997,684
UPCB Finance VI,
Sr. Scd. Notes,		6.88	1/15/22	830,000	c	906,775
Ziggo Bond,
Gtd. Notes,	EUR	8.00	5/15/18	570,000	c	790,936
						16,119,757
New Zealand--2.0%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217,	NZD	6.00	12/15/17	9,550,000		9,095,541
Nigeria--1.0%
Nigerian Government,
Treasury Bills, Ser. 364,	NGN	0.00	4/25/13	375,000,000	h	2,345,364
Nigerian Government,
Treasury Bills, Ser. 364,	NGN	0.00	1/9/14	355,000,000	h	2,066,568
						4,411,932
Norway--.8%
DNB Boligkreditt,
Covered Bonds,		2.10	10/14/16	795,000	c	823,381
DNB Boligkreditt,
Covered Bonds,	EUR	3.38	1/20/17	590,000		829,048
Norwegian Government,
Bonds, Ser. 474,	NOK	3.75	5/25/21	5,200,000		1,010,711
Statoil,
Gtd. Notes,		4.25	11/23/41	1,090,000		1,139,025
						3,802,165
Peru--1.0%
BBVA Banco Continental,
Sr. Unscd. Notes,		5.00	8/26/22	130,000	c	137,150
Cia Minera Milpo,
Sr. Unscd. Notes,		4.63	3/28/23	1,315,000	c	1,310,397
Corp Financiera de Desarrollo,
Sr. Unscd. Notes,		4.75	2/8/22	560,000	c	601,328
Gas Natural de Lima y Callao,
Sr. Unscd. Notes,		4.38	4/1/23	1,300,000	c	1,303,250
Peruvian Government,

Sr. Unscd. Notes,	PEN	6.95	8/12/31	2,290,000	c	1,103,002
						4,455,127
Philippines--.1%
Philippine Government,
Sr. Unscd. Notes,	PHP	4.95	1/15/21	15,000,000		420,899
Poland--.2%
Polish Government,
Sr. Unscd. Notes,		5.00	3/23/22	1,015,000		1,162,104
Portugal--2.2%
Portuguese Government,
Sr. Unscd. Bonds,	EUR	4.35	10/16/17	8,250,000		10,320,960
Russia--.3%
AHML Finance,
Unscd. Notes,	RUB	7.75	2/13/18	23,000,000	c	744,733
Vnesheconombank,
Sr. Unscd. Notes,	EUR	4.03	2/21/23	650,000		818,624
						1,563,357
Slavokia--2.4%
Slovakian Government,
Sr. Unscd. Notes,		4.38	5/21/22	5,745,000	c	6,090,734
Slovakian Government,
Bonds, Ser. 213,	EUR	3.50	2/24/16	2,250,000		3,093,851
Slovakian Government,
Bonds, Ser. 214,	EUR	4.00	4/27/20	220,000		312,070
Slovakian Government,
Sr. Unscd. Notes,	EUR	4.38	1/21/15	1,305,000		1,787,408
						11,284,063
South Africa--1.9%
Sasol Financing International,
Gtd. Notes,		4.50	11/14/22	1,025,000		1,017,312
South African Government,
Bonds, Ser. R209,	ZAR	6.25	3/31/36	43,455,000		3,794,313
South African Government,
Bonds, Ser. R213,	ZAR	7.00	2/28/31	33,780,000		3,365,591
Transnet SOC,
Sr. Unscd. Notes,		4.00	7/26/22	750,000	c	721,875
						8,899,091
South Korea--.5%
Export-Import Bank of Korea,
Sr. Unscd. Notes,	EUR	5.75	5/22/13	265,000		342,715
Korea Finance,
Sr. Unscd. Notes,		2.25	8/7/17	1,780,000		1,815,890
						2,158,605
Spain--5.3%
Banco Bilbao Vizcaya Argentaria,
Covered Notes,	EUR	3.88	1/30/23	500,000		646,797

Banco Santander,
Covered Bonds,	EUR	4.63	1/20/16	2,300,000		3,133,675
BBVA Senior Finance,
Bank Gtd. Notes,	EUR	3.75	1/17/18	900,000		1,137,943
BBVA US Senior,
Bank Gtd. Notes,		4.66	10/9/15	2,010,000		2,062,419
Gas Natural Capital Markets,
Gtd. Notes,	EUR	6.00	1/27/20	1,300,000		1,928,628
Iberdrola Finanzas,
Gtd. Notes,	EUR	3.50	10/13/16	1,700,000		2,295,196
Santander International Debt,
Bank Gtd. Notes,	EUR	4.00	3/27/17	2,300,000	b	2,966,750
Spanish Government,
Notes,		4.00	3/6/18	5,375,000	c	5,332,537
Spanish Government,
Sr. Unscd. Bonds,	EUR	4.70	7/30/41	250,000		278,867
Spanish Government,
Bonds,	EUR	5.85	1/31/22	795,000		1,084,549
Telefonica Emisiones,
Gtd. Notes,		5.46	2/16/21	410,000		442,270
Telefonica Emisiones,
Gtd. Notes,	EUR	3.96	3/26/21	500,000		641,335
Telefonica Emisiones,
Gtd. Notes,	GBP	5.38	2/2/18	1,515,000		2,484,353
						24,435,319
Supranational--1.1%
Corp Andina De Formento,
Sr. Unscd. Notes,		3.75	1/15/16	920,000		977,807
Eurasian Development Bank,
Sr. Unscd. Notes,		4.77	9/20/22	725,000	c	743,306
European Investment Bank,
Sr. Unscd. Notes,	JPY	1.90	1/26/26	58,000,000	b	678,920
International Bank for Reconstruction & Development,
Sr. Unscd. Notes,	AUD	3.50	1/24/18	2,800,000		2,897,543
						5,297,576
Sweden--3.3%
Nordea Bank,
Sr. Unscd. Notes,		2.13	1/14/14	795,000	c	804,380
Swedish Government,
Bonds, Ser. 3108,	SEK	0.25	6/1/22	69,535,000	i	10,951,103
Swedish Government,
Bonds, Ser. 3105,	SEK	3.50	12/1/15	8,000,000	i	1,655,354
Swedish Government,
Bonds, Ser. 3102,	SEK	4.00	12/1/20	6,500,000	i	1,667,155
						15,077,992

Switzerland--.4%

Credit Suisse,
Covered Notes,	EUR	2.13	1/18/17	1,300,000		1,754,502
Thailand--.3%
Bangkok Bank,
Sr. Unscd. Notes,		2.75	3/27/18	830,000	c	861,339
Thai Oil,
Sr. Unscd. Notes,		3.63	1/23/23	520,000	c	525,400
						1,386,739
Turkey--.0%
Export Credit Bank of Turkey,
Sr. Unscd. Notes,		5.88	4/24/19	200,000		223,000
United Kingdom--9.1%
Abbey National Treasury Services,
Covered Bonds,	EUR	3.63	9/8/17	1,150,000		1,611,358
ArcelorMittal,
Sr. Unscd. Notes,		6.25	2/25/22	760,000	d	831,980
ArcelorMittal,
Sr. Unsub. Notes,	EUR	4.63	11/17/17	350,000	d	486,418
Barclays Bank,
Covered Notes,	EUR	2.13	9/8/15	790,000		1,037,858
BP Capital Markets,
Gtd. Notes,		2.25	11/1/16	375,000		390,477
E-Carat,
Ser. 2012-1, Cl. A,	GBP	1.30	6/18/20	728,218		1,112,138
GlaxoSmithKline Capital,
Gtd. Notes,		0.75	5/8/15	1,565,000		1,572,792
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2,	EUR	0.92	2/15/17	1,720,000	c,d	2,229,840
HSBC Holdings,
Sub. Notes,	EUR	6.25	3/19/18	650,000		991,134
Ineos Finance,
Sr. Scd. Notes,		7.50	5/1/20	650,000	c	710,937
Lloyds TSB Bank,
Gtd. Notes,		6.50	9/14/20	465,000	b,c	522,220
Lloyds TSB Bank,
Covered Notes,	EUR	3.38	3/17/16	900,000		1,217,943
Lloyds TSB Bank,
Covered Bonds,	EUR	4.00	9/29/21	400,000		601,967
Lloyds TSB Bank,
Sr. Unscd. Notes,	EUR	5.38	9/3/19	450,000	b	705,911
Paragon Mortgages,
Ser. 14A, Cl. A2C,		0.48	9/15/39	1,803,264	c,d	1,612,213
Royal Bank of Scotland,
Gtd. Notes,		5.63	8/24/20	405,000		471,538
Royal Bank of Scotland,
Covered Notes,	EUR	3.00	9/8/16	545,000		738,707

Royal Bank of Scotland,
Covered Notes,	EUR	3.88	10/19/21	1,000,000		1,491,186
Royal Bank of Scotland,
Sr. Unscd. Notes,	EUR	4.75	5/18/16	150,000		211,982
Royal Bank of Scotland,
Sr. Unscd. Notes,	EUR	5.75	5/21/14	205,000		277,325
Royal Bank of Scotland,
Sub. Notes,		9.50	3/16/22	770,000	d	889,632
United Kingdom Gilt,
Bonds, Ser. 2039,	GBP	4.25	9/7/39	2,170,000		4,008,286
United Kingdom Gilt,
Unscd. Bonds, Ser. 2040,	GBP	4.25	12/7/40	2,095,000		3,872,880
United Kingdom Gilt,
Bonds, Ser. 2030,	GBP	4.75	12/7/30	165,000		325,421
United Kingdom Gilt,
Bonds, Ser. 2018,	GBP	5.00	3/7/18	1,450,000		2,661,789
United Kingdom Gilt,
Bonds, Ser. 2022,	GBP	1.75	9/7/22	7,545,000		11,458,339
						42,042,271
United States--23.3%
AbbVie,
Gtd. Notes,		1.75	11/6/17	400,000	c	405,310
Ally Financial,
Gtd. Notes,		4.50	2/11/14	270,000		276,412
Ally Financial,
Gtd. Notes,		5.50	2/15/17	1,200,000		1,303,764
Ally Master Owner Trust,
Ser. 2011-5, Cl. A,		0.85	6/15/15	1,395,000	d	1,396,008
American International Group,
Sr. Unscd. Notes,		4.88	6/1/22	825,000		935,065
Arl First,
Ser. 2012-1A, Cl. A1,		1.95	12/15/42	951,520	c,d	971,145
Avon Products,
Sr. Unscd. Notes,		5.00	3/15/23	180,000		185,054
Bank of America,
Sr. Unscd. Notes,		3.88	3/22/17	1,495,000		1,609,747
BMW US Capital,
Gtd. Notes,	EUR	5.00	5/28/15	365,000		511,099
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D,		2.19	9/20/21	415,000		414,900
Capital One Financial,
Sr. Unscd. Notes,		1.00	11/6/15	1,380,000		1,375,744
Carrington Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A3,		0.35	5/25/36	1,055,000	d	955,639
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D,		3.52	8/8/16	850,000		851,097

CIT Group,
Sr. Unscd. Notes,		4.25	8/15/17	665,000	698,250
CIT Group,
Sr. Unscd. Notes,		5.00	5/15/17	755,000	813,513
Citigroup,
Sub. Notes,		4.05	7/30/22	415,000	429,536
Citigroup,
Sr. Unscd. Notes,		2.65	3/2/15	1,545,000	1,588,410
Comcast,
Gtd. Notes,		5.90	3/15/16	200,000	228,989
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. B,		3.40	3/10/46	530,000c	537,627
Commercial Mortgage Pass Through Certificates,
Ser. 2013-WWP, Cl. B,		3.73	3/10/31	1,225,000c	1,255,624
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. C,		3.78	3/10/46	370,000c,d	368,012
DaVita HealthCare Partners,
Gtd. Notes,		5.75	8/15/22	170,000	177,438
EQT,
Sr. Unscd. Notes,		8.13	6/1/19	135,000	167,801
Exelon Generation,
Sr. Unscd Notes,		4.25	6/15/22	1,850,000	1,950,207
Express Scripts Holding
Gtd. Notes,		2.10	2/12/15	785,000	802,303
Ford Motor Credit,
Sr. Unscd. Notes,		3.00	6/12/17	720,000	739,144
Ford Motor Credit,
Sr. Unscd. Notes,		3.88	1/15/15	1,000,000	1,040,015
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes,		3.55	3/1/22	425,000	423,254
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes,		5.45	3/15/43	1,465,000c	1,453,150
General Electric Capital,
Sub. Notes,		5.30	2/11/21	450,000	516,712
Holcim US Finance Sarl & Cie,
Gtd. Notes,		6.00	12/30/19	975,000c	1,140,604
HSBC USA,
Sr. Unscd. Notes,		2.38	2/13/15	1,200,000	1,235,268
Hyundai Capital America,
Gtd. Notes,		4.00	6/8/17	695,000c	748,726
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-CB20, Cl. AM,		6.08	2/12/51	760,000d	898,787
JPMorgan Chase Bank,
Sub. Notes,	EUR	4.38	11/30/21	1,350,000d	1,801,178
Lamar Media,
Gtd. Notes,		5.88	2/1/22	505,000	549,188

LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. AJ,		6.26	9/15/45	660,000d	624,864
Lynx I,
Sr. Scd. Notes,	GBP	6.00	4/15/21	1,175,000b,c	1,839,369
LyondellBasell Industries,
Sr. Unscd. Notes,		5.00	4/15/19	625,000	709,375
MetLife Institutional Funding II,
Scd. Notes,		1.18	4/4/14	1,075,000c,d	1,084,028
Metropolitan Life Global Funding I,
Scd. Notes,		1.50	1/10/18	1,160,000c	1,166,396
Metropolitan Life Global Funding I,
Sr. Scd. Notes,		2.00	1/9/15	265,000c	271,646
MGM Resorts International,
Gtd. Notes,		7.75	3/15/22	785,000b	875,275
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B,		3.77	2/15/46	505,000	532,456
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B,		3.81	12/15/48	460,000d	477,608
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C,		4.31	12/15/48	390,000d	403,643
PepsiCo,
Sr. Unscd. Notes,		0.80	8/25/14	950,000	955,663
Philip Morris International,
Sr. Unscd. Notes,		5.65	5/16/18	125,000	150,264
Philip Morris International,
Sr. Unscd. Notes,		6.88	3/17/14	135,000	143,462
Prudential Financial,
Notes,		5.38	6/21/20	300,000	354,359
Puget Energy,
Sr. Scd. Notes,		6.00	9/1/21	270,000	307,376
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B,		2.72	5/16/16	535,000	548,330
Sealed Air,
Gtd. Notes,		6.50	12/1/20	350,000b,c	385,000
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1,		1.05	12/16/24	716,913c,d	721,492
SLM,
Sr. Unscd. Notes,		7.25	1/25/22	1,060,000	1,189,850
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A,		2.58	9/15/21	2,015,000c	2,018,147
Staples,
Sr. Unscd. Notes,		4.38	1/12/23	1,455,000b	1,470,929
Structured Asset Securities Corp Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A,		6.25	6/25/34	895,000d	907,347
Structured Asset Securities Corp. Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4,		0.36	4/25/36	1,114,526d	1,000,669

U.S. Treasury Bonds		3.00	5/15/42	1,130,000	b	1,106,517
U.S. Treasury Inflation Protected Securities		2.13	1/15/19	8,169,859	b,j	9,972,334
U.S. Treasury Notes		0.88	1/31/17	19,365,000	b	19,622,187
U.S. Treasury Notes		0.88	1/31/18	7,635,000	b	7,685,704
U.S. Treasury Notes		1.75	5/15/22	13,045,000	b	13,084,748
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B,		3.65	3/10/46	271,448	c,d	281,108
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C,		4.23	3/10/46	211,534	c,d	218,481
Unit,
Gtd. Notes,		6.63	5/15/21	860,000		905,150
Ventas Realty,
Gtd. Notes,		4.25	3/1/22	355,000		382,059
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ,		5.37	11/15/48	1,060,000	d	973,442
Wells Fargo & Co.
Sr. Unscd. Notes,		2.63	12/15/16	1,330,000		1,398,921
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B,		3.71	3/15/45	385,000	d	398,971
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C,		4.13	3/15/45	405,000	d	419,169
WM Covered Bond Program,
Covered Notes,	EUR	4.00	11/26/16	285,000		403,851
WM Wrigley Jr.,
Sr. Scd. Notes,		3.70	6/30/14	550,000	c	565,020
Xerox,
Sr. Unscd. Notes,		1.11	5/16/14	315,000	d	314,552
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.,		6.50	5/9/37	1,000,000	c,d	1,075,000
						107,699,482
Venezuela--.3%
Petroleos de Venezuela,
Gtd. Notes,		8.50	11/2/17	1,550,000		1,511,250
Zambia--.0%
Zambian Government,
Unscd. Notes,		5.38	9/20/22	220,000	c	219,175
Total Bonds And Notes
(cost $434,662,851)						439,572,588
				Face Amount
				Covered by
Options Purchased--.3%				Contracts ($)		Value ($)
Call Options--.0%
10-Year USD LIBOR-BBA,
June 2023 @ $1.89				14,500,000	k	64,277
Put Options--.3%
3-Month USD LIBOR-BBA,

	March 2023 @ $4.50	22,430,000	k	1,477,937
	Total Options Purchased
	(cost $1,867,442)			1,542,214
		Principal
	Short-Term Investments--.4%	Amount ($)		Value ($)
	U.S. Treasury Bills;
	0.10%, 7/25/13
	(cost $1,949,394)	1,950,000	[l]	1,949,563

	Other Investment--2.5%	Shares		Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $11,571,032)	11,571,032	[m]	11,571,032

	Investment of Cash Collateral for Securities Loaned--3.1%
	Registered Investment Company;
	Dreyfus Institutional Cash Advantage Fund
	(cost $14,105,340)	14,105,340	[m]	14,105,340
	Total Investments (cost $464,156,059)	101.3%		468,740,737
	Liabilities, Less Cash and Receivables	(1.3%)		(6,110,080)
	Net Assets	100.0%		462,630,657

†	Since March 28, 2013 represents the last day during the fund's quarterly period on which the New York Stock Exchange was open
	for trading, the Statement of Investments has been presented through that date to maintain consistency with the fund's net asset
	value calculations used for shareholder transactions.

a	Principal amount stated in U.S. Dollars unless otherwise noted.
	AUD--Australian Dollar
	BRL--Brazilian Real
	CAD--Canadian Dollar
	CLP--Chilean Peso
	DKK--Danish Krone
	EUR--Euro
	GBP--British Pound
	JPY--Japanese Yen
	MXN--Mexican New Peso
	NOK--Norwegian Krone
	NGN--Nigerian Naira
	NZD--New Zealand Dollar
	PEN--Peruvian Nuevo Sol
	PHP--Philippine Peso
	RUB--Russian Ruble
	SEK--Swedish Krona
	ZAR--South African Rand
b	Security, or portion thereof, on loan. At March 28, 2013, the value of the fund's securities on loan was $51,972,606
	and the value of the collateral held by the fund was $53,709,565, consisting of cash collateral of $14,105,340 and

	U.S Government & Agency securities valued at $39,604,225.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013,
	these securities were valued at $79,701,845 or 17.2% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price
	Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Danish Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
h	Security issued with a zero coupon. Income is recognized through the accretion of discount.
i	Principal amount for accrual purposes is periodically adjusted based on changes in the Swedish Consumer Price Index.
j	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
k	Non-income producing security.
l	Held by or on behalf of a counterparty for open financial futures positions.
m	Investment in affiliated money market mutual fund.

At March 28, 2013, net unrealized appreciation on investments was $4,662,741 of which $10,733,423 related to appreciated investment securities and $6,070,682 related to depreciated investment securities. At March 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Foreign/Governmental		46.4
Corporate Bonds		29.8
U.S. Government/Agencies		11.1
Short-Term/Money Market Investments		6.0
Asset Backed		5.5
Commercial Mortgage-Backed		1.6
Residential Mortgage-Backed		.6
Options Purchased		.3
		101.3

††	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 28, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Mexican New Peso,
Expiring
4/30/2013 a	26,140,000	2,105,178	2,109,677	4,499

Norwegian Krone,
Expiring
4/30/2013 b	18,750,000	3,214,690	3,206,013	(8,677)

Polish Zloty,
Expiring
4/30/2013 c	13,000,000	4,032,696	3,980,588	(52,108)
				-
Russian Ruble,
Expiring
4/30/2013 d	92,000,000	2,954,703	2,941,376	(13,327)

Turkish Lira,
Expiring
4/30/2013 a	105,000	57,553	57,793	240

Sales:		Proceeds ($)

Australian Dollar,
Expiring
4/30/2013 d	4,325,000	4,507,342	4,491,889	15,453

Brazilian Real,
Expiring
5/3/2013 b	2,765,000	1,368,338	1,362,754	5,584

British Pound,
Expiring:
4/30/2013 d	4,890,000	7,446,052	7,428,777	17,275

4/30/2013	e	7,800,000	11,884,938	11,849,583	35,355
4/30/2013	f	3,990,000	6,078,326	6,061,517	16,809
4/30/2013	g	6,660,000	10,123,200	10,117,721	5,479

Canadian Dollar,
Expiring
4/30/2013	f	19,855,000	19,398,173	19,531,250	(133,077)

Chilean Peso,
Expiring
4/30/2013	g	1,648,830,000	3,472,318	3,480,079	(7,761)

Czech Koruna,
Expiring
4/30/2013	g	78,000,000	3,924,627	3,879,999	44,628

Danish Krone,
Expiring
4/30/2013	d	47,130,000	8,214,550	8,106,727	107,823

Euro,
Expiring:
4/30/2013	b	10,910,000	14,164,507	13,988,040	176,467
4/30/2013	d	37,425,000	48,233,354	47,983,722	249,632
4/30/2013	e	8,140,000	10,581,430	10,436,540	144,890
4/30/2013	f	23,040,000	29,918,131	29,540,279	377,852
4/30/2013	g	8,610,000	11,180,085	11,039,141	140,944
4/30/2013	h	9,330,000	12,123,589	11,962,275	161,314
4/30/2013	i	11,780,000	15,300,689	15,103,494	197,195

Japanese Yen,
Expiring:
4/30/2013	c	301,160,000	3,188,719	3,199,932	(11,213)
4/30/2013	e	655,790,000	6,935,173	6,968,002	(32,829)
4/30/2013	f	720,010,000	7,634,543	7,650,363	(15,820)
4/30/2013	g	782,560,000	8,281,058	8,314,979	(33,921)
4/30/2013	i	1,330,108,000	14,090,425	14,132,872	(42,447)
4/30/2013	j	866,365,000	9,146,396	9,205,437	(59,041)

New Zealand Dollar,
Expiring

4/30/2013	d	27,355,000	22,804,222	22,837,597	(33,375)

Peruvian Nuevo Sol,
Expiring
4/30/2013	k	2,570,000	990,110	991,267	(1,157)

South African Rand,
Expiring:
4/30/2013	a	19,000,000	2,027,856	2,057,049	(29,193)
4/30/2013	f	48,530,000	5,184,552	5,254,138	(69,586)
					-
South Korean Won,
Expiring
4/30/2013	a	10,305,000,000	9,230,689	9,244,723	(14,033)

Swedish Krona,
Expiring
4/30/2013	b	118,790,000	18,267,937	18,215,763	52,174

Taiwan Dollar,
Expiring
4/30/2013	l	265,200,000	8,910,691	8,875,383	35,308

Gross Unrealized Appreciation					1,788,921
Gross Unrealized Depreciation					(557,565)

Counterparties:
a	JPMorgan Chase & Co.
b	Morgan Stanley
c	Barclays Bank
d	Goldman Sachs
e	Commonwealth Bank of Australia
f	Credit Suisse First Boston
g	Deutsche Bank
h	Royal Bank of Scotland
I	UBS
j	Bank of America
k	Citigroup
l	Standard Chartered Bank

STATEMENT OF FINANCIAL FUTURES
March 28, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/28/2013($)

Financial Futures Long
Euro-Bobl	25	4,060,914	June 2013	26,254
Japanese 10 Year Bonds	11	17,044,245	June 2013	103,293
Long Gilt	40	7,219,242	June 2013	199,071
U.S. Treasury 2 Year Notes	133	29,319,850	June 2013	11,323

Financial Futures Short
Euro-Bund	135	(25,177,088)	June 2013	(438,393)
Euro-Schatz	68	(9,659,745)	June 2013	(13,576)
U.S. Treasury Long Bonds	83	(11,990,906)	June 2013	(68,867)

Gross Unrealized Appreciation				339,941
Gross Unrealized Depreciation				(520,836)

STATEMENT OF OPTIONS WRITTEN
March 28, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options:
3-Month USD LIBOR-BBA,
March 2015 @ $3.75
(premiums received $690,283)	22,430,000	a	(612,220)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

a Non-income producing security.

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
5,900,000	USD - 6 Month Libor	JP Morgan	(1.76)	11/8/2022	64,222.81	64,223
16,100,000	USD - 6 Month Libor	Citibank	(0.84)	11/8/2022	(26,104.09)	(26,104)
6,500,000	EUR - 1 Year Libor	JP Morgan	1.91	11/4/2016	411,679.86	411,680
15,950,000	NZD - 6 Month Libor	JP Morgan	3.05	1/31/2015	14,522.44	14,523
7,970,000	NZD - 6 Month Libor	JP Morgan	3.05	2/1/2015	7,005.27	7,005
7,970,000	NZD - 6 Month Libor	JP Morgan	3.04	2/1/2015	6,050.33	6,050
7,970,000	NZD - 6 Month Libor	JP Morgan	3.03	2/1/2015	5,732.24	5,732

Gross Unrealized Appreciation						509,213
Gross Unrealized Depreciation						(26,104)

The following is a summary of the inputs used as of March 28, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 28, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)